MML SERIES INVESTMENT FUND II

Supplement dated February 13, 2017 to the

Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective February 1, 2017, Elaine A. Sarsynski resigned as a Trustee of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-16-05